Equity	12 Months Ended
Dec. 31, 2014
Equity
Note 18	Equity

DIVIDENDS:    Dividends on common stock of $74.8 million were paid in 2014, compared to $56.5 million and $94.0 million in 2013 and 2012, respectively. The increase in dividends paid in 2014 compared to 2013 is due to the acceleration of payment of the fourth quarter 2012 dividend. The fourth quarter 2012 dividend payment was paid in December 2012, rather than January 2013, to allow shareholders to benefit from the lower dividend tax rate that was set to expire on December 31, 2012.

EQUITY COMPENSATION PLANS:    The following table summarizes TSYS’ equity compensation plans by category as of December 31, 2014:

(in thousands, except per share data) Plan Category	(a) Number of securities to be issued upon exercise of outstanding options, warrants and rights	(b) Weighted-average exercise price of outstanding options, warrants and rights	(c) Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders	4,892	$23.83	9,879	[1]

The Company does not have any equity compensation plans that were not approved by security holders.

1	Shares available for future grants under the Total System Services Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares